Note 7 - Convertible Debt: Convertible Debt (Tables)	9 Months Ended
Sep. 30, 2013
Tables/Schedules
Convertible Debt
Principal balance	$377,200
Accrued interest	16,245
Less discounts and
Fees, net of accumulated
amortization	(129,909)
$263,536